Leases (Details) - USD ($) $ in Thousands	Aug. 10, 2021	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure Text Block [Abstract]
Leases description	the Company expanded its leases from 581 square meters to approximately 768 square meters at a facility located in Caesarea, Israel, and extended its operating lease agreement for another 12 months until July 31, 2023, with additional option to extend until July 31, 2026.	the Company expanded its leases from 494 square meters to approximately 581 square meters at a facility located in Caesarea, Israel, and extended its operating lease agreement for another 12 months until July 14, 2022, with additional option to extend until July 14, 2025.
Operating lease, right-of-use asset			$ 913	$ 306
Lease liabilities for operating leases totaled			$ 909	$ 332